Financial Instruments	6 Months Ended
Jun. 30, 2011
Financial Instruments [Abstract]
Financial Instruments
4.	Financial Instruments
a) Fair Value Measurements
For a description of how fair value is estimated, see Note 2 in the Partnership’s audited consolidated financial statements filed on Form 20-F for the year ended December 31, 2010. The estimated fair value of the Partnership’s financial instruments and categorization using the fair value hierarchy for those financial instruments that are measured at fair value on a recurring basis are as follows:

		June 30, 2011		December 31, 2010
		Carrying	Fair	Carrying	Fair
		Amount	Value	Amount	Value
	Fair Value	Asset	Asset	Asset	Asset
	Hierarchy	(Liability)	(Liability)	(Liability)	(Liability)
	Level(1)	$	$	$	$

Cash and cash equivalents and restricted cash		660,051	660,051	653,193	653,193
Advances to and from affiliates		(80,564)	(80,564)	(127,218)	(127,218)
Long-term debt (note 8)		(1,319,677)	(1,222,154)	(1,399,115)	(1,292,026)
Advances to and from joint venture partners (note 7)		10,200	(2)	10,141	(2)
Derivative instruments (note 11)
Interest rate swap agreements — assets	Level 2	72,059	72,059	66,870	66,870
Interest rate swap agreements — liabilities	Level 2	(203,202)	(203,202)	(201,463)	(201,463)
Other derivative	Level 3	(9,600)	(9,600)	(10,000)	(10,000)

(1)	The fair value hierarchy level is only applicable to financial instruments on the consolidated balance sheets that are recorded at fair value on a recurring basis.

(2)
The fair value of the Partnership’s advances to its joint venture partner as at June 30, 2011 and December 31, 2010 was not determinable given the amounts are non-current with no fixed repayment terms.

Changes in fair value during the six months ended June 30, 2011 for assets and liabilities that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

Asset/(Liability)
$

Fair value at December 31, 2010	(10,000)
Total unrealized gains	400

Fair value at June 30, 2011	(9,600)

b) Financing Receivables
The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30,	December 31,
	Credit Quality		2011	2010
Class of Financing Receivable	Indicator	Grade	$	$

Direct financing leases	Payment activity	Performing	412,828	415,695
Other receivables
Long-term receivable included in other assets	Payment activity	Performing	596	410
Advances to joint venture partner	Other internal metrics	Performing	10,200	10,200

			423,624	426,305